Note 24 - Operating Segments	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
24	Operating Segments

The Group's operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Blanket Mine, Bilboes oxide mine, exploration and evaluation assets (“E&E projects”) and South Africa describe the Group's reportable segments. The Blanket operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited, Blanket Mine (1983) (Private) Limited, Blanket’s satellite projects and Caledonia Mining Services (Private) Limited (“CMS”). The Bilboes oxide mine segment comprises the oxide mining activities. The E&E projects segment includes the exploration and evaluation activities of the Bilboes sulphide project as well as the Motapa and Maligreen projects. The South African segment represents the sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) are responsible for corporate administrative functions within the Group and contribute to the strategic decision making process of the CEO and are therefore included in the disclosure below and combined with corporate and other reconciling amounts that do not represent a separate segment. Information regarding the results of each reportable segment is included below. Performance is measured based on profit before income tax, as included in the internal management report that is reviewed by the Group's CEO. Segment profit or exploration and evaluation cost is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. The accounting policies of the reportable segments are the same as the Group’s accounting policies.

Information about reportable segments

For the six months ended June 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	86,937	–	1,698	–	–	–	88,635
Inter-segmental revenue	–	8,149	–	–	(8,149)	–	–
Royalty	(4,324)	–	(85)	–	–	–	(4,409)
Production costs	(38,161)	(7,338)	(1,581)	–	7,660	–	(39,420)
Depreciation	(8,472)	(67)	–	–	502	(21)	(8,058)
Net foreign exchange (loss) gain	(6,022)	16	(58)	–	(20)	(69)	(6,153)
Administrative expenses	(475)	(1,455)	(21)	(4)	3	(4,323)	(6,275)
Net derivative financial instrument expense	–	–	–	–	–	(476)	(476)
Equity-settled share-based expense	–	–	–	–	–	(506)	(506)
Cash-settled share-based expense	–	–	–	–	–	(57)	(57)
Other expenses	(1,245)	–	(19)	–	–	–	(1,264)
Other income	147	1	1	–	(3)	203	349
Management fee	(1,457)	1,457	–	–	–	–	–
Finance income	–	310	–	–	(1,348)	1,047	9
Finance cost	(1,830)	(4)	(96)	(47)	1,348	(900)	(1,529)
Profit (loss) before tax	25,098	1,069	(161)	(51)	(7)	(5,102)	20,846
Tax expense	(7,218)	(337)	(5)	–	39	(160)	(7,681)
Profit (loss) after tax	17,880	732	(166)	(51)	32	(5,262)	13,165

As at June 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	189,863	630	–	92,890	(5,188)	(2,452)	275,743
Current (excluding intercompany, including Assets held for sale)	59,866	2,432	–	683	(1,697)	1,476	62,760
Expenditure on evaluation and exploration assets (note 12)	–	–	–	1,163	–	–	1,163
Expenditure on property, plant and equipment (note 13)	9,857	(26)	–	–	(397)	2	9,436
Assets held for sale (note 18)	13,484	–	–	–	–	–	13,484
Intercompany balances	45,237	17,806	48	–	(115,866)	52,775	–

Segment liabilities:
Current (excluding intercompany)	(35,200)	(2,413)	–	(1,970)	–	(1,666)	(41,249)
Non-current (excluding intercompany)	(20,078)	–	–	(5,033)	43	(212)	(25,280)
Intercompany balances	(16,040)	(35,837)	–	(7,333)	115,866	(56,656)	–

For the six months ended June 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	64,152	–	2,314	–	–	–	66,466
Inter-segmental revenue	–	5,832	–	–	(5,832)	–	–
Royalty	(3,327)	–	(116)	–	–	–	(3,443)
Production costs	(32,567)	(5,674)	(7,534)	–	5,199	–	(40,576)
Depreciation	(6,199)	(71)	(21)	–	648	(21)	(5,664)
Net foreign exchange (loss) gain	(2,716)	(138)	(100)	–	(5)	882	(2,077)
Administrative expenses	(83)	(1,578)	(2,059)	–	6	(5,408)	(9,122)
Net derivative financial instrument expense	–	–	–	–	–	(488)	(488)
Equity-settled share-based expense	–	–	–	–	–	(331)	(331)
Cash-settled share-based expense	–	–	–	–	386	(657)	(271)
Other expenses	(1,240)	–	(859)	–	–	–	(2,099)
Other income	43	13	121	–	–	9	186
Management fee	(1,629)	1,629	–	–	–	–	–
Finance income	–	9	–	–	–	–	9
Finance cost	(1,724)	212	(1)	–	–	(320)	(1,833)
Profit (loss) before tax	14,710	234	(8,255)	–	402	(6,334)	757
Tax expense	(4,207)	(125)	(44)	–	(99)	(300)	(4,775)
Profit (loss) after tax	10,503	109	(8,299)	–	303	(6,634)	(4,018)

As at June 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	192,373	325	–	83,307	(6,822)	103	269,286
Current (excluding intercompany)	31,031	3,570	–	798	(30)	9,236	44,605
Expenditure on evaluation and exploration assets (note 12)	–	–	–	69,837	–	–	69,837
Expenditure on property, plant and equipment (note 13)	22,077	(369)	872	–	(2,023)	(11,438)	9,119
Intercompany balances	43,473	14,351	–	–	(141,193)	83,369	–

Segment liabilities:
Current (excluding intercompany)	(30,290)	(1,793)	–	(55)	–	(4,793)	(36,931)
Non-current (excluding intercompany)	(12,692)	(43)	–	(774)	(17)	(253)	(13,779)
Intercompany balances	(23,322)	(34,542)	–	(6,812)	141,193	(76,517)	–

Major customer

Revenues received from Fidelity amounted to $24,749 (2023: $48,728) for the six months ended June 30, 2024.

The Group has made $63,886 (2023: $17,738) of sales to AEG up to June 30, 2024, representing  29,539 ounces (2023: 9,083 ounces). Management believes this new sales mechanism reduces the risk associated with selling and receiving payment from a single refining source in Zimbabwe. It may allow for the Company to raise debt funding secured against offshore gold sales.

The Bullion trade receivables outstanding have been paid in full, after the period end.